UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       CSU Producer Resources, Inc.
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck           Fairfield, Ohio           November 8, 2011
------------------------           ---------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers          1
                                           -----

Form 13F Information Table Entry Total:    2
                                           -----

Form 13F Information Table Value Total     2,122
                                           -----
                                           (thousands)

List of Other Included Managers:

No.       File No.        Name
01        028-10798       Cincinnati Financial Corporation

                                      Column 2        Column 3      Column 4          Column 5
             Issuer                Title of Class      Cusip        FMV (000)     Shares/Principal   SH/PRN
INTEL CORP                        COMMON             458140100           1,067              50,000     SH
UNITED TECHNOLOGIES CORP          COMMON             913017109           1,055              15,000     SH
                                                                         2,122

                                      Column 6        Column 7       Column 8
             Issuer                Investment Dis     Oth Mgrs         Sole            Shared         None
INTEL CORP                        SHARED-OTHER           01             -                   50,000      -
UNITED TECHNOLOGIES CORP          SHARED-OTHER           01             -                   15,000      -